Note 9 - Share Capital and Reserves - Schedule of Share Options (Details)		12 Months Ended
		Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares		Dec. 31, 2017 $ / shares shares
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.97	$ 1.39		$ 1.29
Stock options, balance, outstanding and exercisable (in shares) | shares		9,707,000	9,290,000		7,850,000
Stock options, granted, outstanding and exercisable (in shares) | shares		4,004,000	4,308,000		4,914,000
Stock options, exercised, outstanding and exercisable (in shares) | shares			(575,000)		(2,699,000)
Options outstanding and exercisable, expired (in shares) | shares		(3,704,000)	(3,316,000)		(775,000)
Stock options, balance, outstanding and exercisable (in shares) | shares		10,007,000	9,707,000		9,290,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.19	$ 1.39		$ 1.29
Weighted average exercise price, granted (in CAD per share)		0.83	0.97		1.39
Stock options, exercised, weighted average exercise price (in CAD per share)			0.72		0.88
Weighted average exercise price, expired (in CAD per share)		1.38	1.54		2.21
Stock options, balance, weighted average exercise price (in CAD per share)		0.97	1.19		1.39
Stock options expiring January 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.04	$ 1.04		$ 1.04
Stock options, balance		375,000	375,000		375,000
Stock options, granted
Stock options, exercised
Stock options, expired		(375,000)
Stock options, balance			375,000		375,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.04	$ 1.04
Stock options, balance, weighted average exercise price (in CAD per share)		1.04	1.04		$ 1.04
Stock options expiring April 4, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.74	$ 1.74		$ 1.74
Stock options, balance			90,000		90,000
Stock options, granted
Stock options, exercised
Stock options, expired			(90,000)
Stock options, balance					90,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.74	$ 1.74
Stock options, balance, weighted average exercise price (in CAD per share)			1.74		$ 1.74
Stock options expiring January 6, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 0.98		$ 0.98
Stock options, balance					1,180,000
Stock options, granted
Stock options, exercised	[1]				(1,180,000)
Stock options, expired
Stock options, balance
Stock options, balance, weighted average exercise price (in CAD per share)			$ 0.98
Stock options, balance, weighted average exercise price (in CAD per share)					$ 0.98
Stock options expiring March 17, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.35	$ 1.35		$ 1.35
Stock options, balance		207,000	207,000
Stock options, granted					207,000
Stock options, exercised
Stock options, expired		(207,000)
Stock options, balance			207,000		207,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.35	$ 1.35
Stock options, balance, weighted average exercise price (in CAD per share)		1.35	1.35		$ 1.35
Stock options expiring May 6, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.41	$ 1.41		$ 1.41
Stock options, balance			100,000		100,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance					100,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.41	$ 1.41
Stock options, balance, weighted average exercise price (in CAD per share)			1.41		$ 1.41
Stock options granted May 4, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 1.91		$ 1.91
Stock options, balance					175,000
Stock options, granted		175,000
Stock options, exercised					(75,000)
Stock options, expired					(100,000)
Stock options, balance
Stock options, balance, weighted average exercise price (in CAD per share)			$ 1.91
Stock options, balance, weighted average exercise price (in CAD per share)					$ 1.91
Stock options expiring May 4, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.99	$ 1.99		$ 1.99
Stock options, balance		175,000	175,000
Stock options, granted					175,000
Stock options, exercised
Stock options, expired		(175,000)
Stock options, balance			175,000		175,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.99	$ 1.99
Stock options, balance, weighted average exercise price (in CAD per share)		1.99	1.99		$ 1.99
Stock options expiring June 8, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.44	$ 1.44		$ 1.44
Stock options, balance			1,915,000		1,915,000
Stock options, granted
Stock options, exercised
Stock options, expired			(1,915,000)
Stock options, balance					1,915,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.44	$ 1.44
Stock options, balance, weighted average exercise price (in CAD per share)			1.44		$ 1.44
Stock options expiring June 8, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 1.98		$ 1.98
Stock options, balance					75,000
Stock options, granted
Stock options, exercised
Stock options, expired					(75,000)
Stock options, balance
Stock options, balance, weighted average exercise price (in CAD per share)			$ 1.98
Stock options, balance, weighted average exercise price (in CAD per share)					$ 1.98
Stock options expiring May 19, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.84	$ 1.84		$ 1.84
Stock options, balance		75,000	75,000
Stock options, granted					75,000
Stock options, exercised
Stock options, expired		(75,000)
Stock options, balance			75,000		75,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.84	$ 1.84
Stock options, balance, weighted average exercise price (in CAD per share)		1.84	1.84		$ 1.84
Stock options expiring June 18, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.46	$ 1.46		$ 1.46
Stock options, balance			250,000		250,000
Stock options, granted
Stock options, exercised
Stock options, expired			(250,000)
Stock options, balance					250,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.46	$ 1.46
Stock options, balance, weighted average exercise price (in CAD per share)			1.46		$ 1.46
Stock options expiring August 26, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 0.74		$ 0.74
Stock options, balance					1,310,000
Stock options, granted
Stock options, exercised	[1]				(1,310,000)
Stock options, expired
Stock options, balance
Stock options, balance, weighted average exercise price (in CAD per share)			$ 0.74
Stock options, balance, weighted average exercise price (in CAD per share)					$ 0.74
Stock options expiring June 12, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.89	$ 1.89		$ 1.89
Stock options, balance		75,000	75,000
Stock options, granted					75,000
Stock options, exercised
Stock options, expired		(75,000)
Stock options, balance			75,000		75,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.89	$ 1.89
Stock options, balance, weighted average exercise price (in CAD per share)		1.89	1.89		$ 1.89
Stock options expiring June 29, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.71	$ 1.71		$ 1.71
Stock options, balance			15,000		15,000
Stock options, granted
Stock options, exercised
Stock options, expired			(15,000)
Stock options, balance					15,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.71	$ 1.71
Stock options, balance, weighted average exercise price (in CAD per share)			1.71		$ 1.71
Stock options expiring September 11, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 2.31		$ 2.31
Stock options, balance					500,000
Stock options, granted
Stock options, exercised
Stock options, expired					(500,000)
Stock options, balance
Stock options, balance, weighted average exercise price (in CAD per share)			$ 2.31
Stock options, balance, weighted average exercise price (in CAD per share)					$ 2.31
First set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.32	$ 1.32		$ 1.32
Stock options, balance		150,000	150,000		150,000
Stock options, granted
Stock options, exercised
Stock options, expired		(150,000)
Stock options, balance			150,000		150,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.32	$ 1.32
Stock options, balance, weighted average exercise price (in CAD per share)		1.32	1.32		$ 1.32
Stock options expiring August 9, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.91	$ 1.91		$ 1.91
Stock options, balance			491,000		491,000
Stock options, granted
Stock options, exercised
Stock options, expired			(491,000)
Stock options, balance					491,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.91	$ 1.91
Stock options, balance, weighted average exercise price (in CAD per share)			1.91		$ 1.91
Stock options expiring November 22, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 2.22		$ 2.22
Stock options, balance					100,000
Stock options, granted
Stock options, exercised
Stock options, expired					(100,000)
Stock options, balance
Stock options, balance, weighted average exercise price (in CAD per share)			$ 2.22
Stock options, balance, weighted average exercise price (in CAD per share)					$ 2.22
Second set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.19	$ 1.19		$ 1.19
Stock options, balance		60,000	60,000		60,000
Stock options, granted
Stock options, exercised
Stock options, expired		(60,000)
Stock options, balance			60,000		60,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.19	$ 1.19
Stock options, balance, weighted average exercise price (in CAD per share)		1.19	1.19		$ 1.19
Stock options expiring September 15, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.85	$ 1.85		$ 1.85
Stock options, balance			170,000		170,000
Stock options, granted
Stock options, exercised
Stock options, expired			(170,000)
Stock options, balance					170,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.85	$ 1.85
Stock options, balance, weighted average exercise price (in CAD per share)			1.85		$ 1.85
Third set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.34	$ 1.34		$ 1.34
Stock options, balance		1,427,000	1,427,000
Stock options, granted					1,427,000
Stock options, exercised
Stock options, expired		(1,427,000)
Stock options, balance			1,427,000		1,427,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.34	$ 1.34
Stock options, balance, weighted average exercise price (in CAD per share)		1.34	1.34		$ 1.34
First set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.72	$ 0.72		$ 0.72
Stock options, balance			590,000		724,000
Stock options, granted
Stock options, exercised			(575,000)	[2]	(134,000)	[1]
Stock options, expired			(15,000)
Stock options, balance					590,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.72	$ 0.72
Stock options, balance, weighted average exercise price (in CAD per share)			0.72		$ 0.72
Stock options expiring September 19, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.40	$ 1.40		$ 1.40
Stock options, balance		1,160,000	1,160,000
Stock options, granted					1,160,000
Stock options, exercised
Stock options, expired		(1,160,000)
Stock options, balance			1,160,000		1,160,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.40	$ 1.40
Stock options, balance, weighted average exercise price (in CAD per share)		1.40	1.40		$ 1.40
Second set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.68	$ 1.68		$ 1.68
Stock options, balance			150,000		150,000
Stock options, granted
Stock options, exercised
Stock options, expired			(150,000)
Stock options, balance					150,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.68	$ 1.68
Stock options, balance, weighted average exercise price (in CAD per share)			1.68		$ 1.68
Stock options expiring April 10, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.03	$ 1.03
Stock options, balance		90,000
Stock options, granted			90,000
Stock options, exercised
Stock options, expired
Stock options, balance		90,000	90,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.03
Stock options, balance, weighted average exercise price (in CAD per share)		1.03	$ 1.03
Third set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.80	$ 1.80		$ 1.80
Stock options, balance			20,000		20,000
Stock options, granted
Stock options, exercised
Stock options, expired			(20,000)
Stock options, balance					20,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.80	$ 1.80
Stock options, balance, weighted average exercise price (in CAD per share)			1.80		$ 1.80
First set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.53	$ 1.53		$ 1.53
Stock options, balance		500,000	500,000
Stock options, granted					500,000
Stock options, exercised
Stock options, expired
Stock options, balance		500,000	500,000		500,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.53	$ 1.53
Stock options, balance, weighted average exercise price (in CAD per share)		1.53	1.53		$ 1.53
Second set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.14	$ 1.14		$ 1.14
Stock options, balance		100,000	100,000
Stock options, granted					100,000
Stock options, exercised
Stock options, expired
Stock options, balance		100,000	100,000		100,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.14	$ 1.14
Stock options, balance, weighted average exercise price (in CAD per share)		1.14	1.14		$ 1.14
Third set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.04	$ 1.04
Stock options, balance		100,000
Stock options, granted			100,000
Stock options, exercised
Stock options, expired
Stock options, balance		100,000	100,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.04
Stock options, balance, weighted average exercise price (in CAD per share)		1.04	$ 1.04
Stock options expiring June 8, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.98	$ 0.98
Stock options, balance		2,180,000
Stock options, granted			2,180,000
Stock options, exercised
Stock options, expired
Stock options, balance		2,180,000	2,180,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.98
Stock options, balance, weighted average exercise price (in CAD per share)		0.98	$ 0.98
First set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.25	$ 1.25
Stock options, balance		1,095,000	1,195,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance		1,095,000	1,095,000		1,195,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.25
Stock options, balance, weighted average exercise price (in CAD per share)		1.25	$ 1.25
Second set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.83	$ 0.83
Stock options, balance		106,000
Stock options, granted			106,000
Stock options, exercised
Stock options, expired
Stock options, balance		106,000	106,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.83
Stock options, balance, weighted average exercise price (in CAD per share)		0.83	$ 0.83
Third set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.79	$ 0.79
Stock options, balance		170,000
Stock options, granted			170,000
Stock options, exercised
Stock options, expired
Stock options, balance		170,000	170,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.79
Stock options, balance, weighted average exercise price (in CAD per share)		0.79	$ 0.79
Stock options expiring December 13, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.86	$ 0.86
Stock options, balance		762,000
Stock options, granted			762,000
Stock options, exercised
Stock options, expired
Stock options, balance		762,000	762,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.86
Stock options, balance, weighted average exercise price (in CAD per share)		0.86	$ 0.86
Stock options expiring February 7, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.11	$ 1.11
Stock options, balance		300,000
Stock options, granted			300,000
Stock options, exercised
Stock options, expired
Stock options, balance		300,000	300,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.11
Stock options, balance, weighted average exercise price (in CAD per share)		1.11	$ 1.11
Second set of stock options expiring February 7, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.84
Stock options, balance
Stock options, granted		425,000
Stock options, exercised
Stock options, expired
Stock options, balance		425,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.84
Stock options expiring March 29, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.08	$ 1.08
Stock options, balance		400,000
Stock options, granted			400,000
Stock options, exercised
Stock options, expired
Stock options, balance		400,000	400,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.08
Stock options, balance, weighted average exercise price (in CAD per share)		1.08	$ 1.08
Second set of stock options expiring March 29, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.90
Stock options, balance
Stock options, granted		100,000
Stock options, exercised
Stock options, expired
Stock options, balance		100,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.90
Stock options expiring May 6 , 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.69
Stock options, balance
Stock options, granted		557,000
Stock options, exercised
Stock options, expired
Stock options, balance		557,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.69
Stock options expiring July 7, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.80
Stock options, balance
Stock options, granted		1,612,000
Stock options, exercised
Stock options, expired
Stock options, balance		1,612,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.80
Stock options expiring August 13, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1.01
Stock options, balance
Stock options, granted		150,000
Stock options, exercised
Stock options, expired
Stock options, balance		150,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1.01
Stock options expiring September 16, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 0.90
Stock options, balance
Stock options, granted		1,160,000
Stock options, exercised
Stock options, expired
Stock options, balance		1,160,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 0.90
Stock options expiring December 12, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)		$ 1	$ 1
Stock options, balance		200,000
Stock options, granted			200,000
Stock options, exercised
Stock options, expired
Stock options, balance		200,000	200,000
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1
Stock options, balance, weighted average exercise price (in CAD per share)		$ 1	$ 1
Stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price (in CAD per share)			$ 1.25		$ 1.25
Stock options, balance			1,195,000
Stock options, granted					1,195,000
Stock options, exercised
Stock options, expired
Stock options, balance					1,195,000
Stock options, balance, weighted average exercise price (in CAD per share)			$ 1.25
Stock options, balance, weighted average exercise price (in CAD per share)					$ 1.25

[1]	In accordance with the Company's stock option plan, options holders exercised 350,000; 1,150,000 and 92,000 stock options on a cashless basis at an exercise price of $0.98, $0.74 and $0.72, respectively. The total number of shares issued in connection with the cashless exercise of options was 532,836.
[2]	In accordance with the Company's stock option plan, options holders exercised 552,000 stock options on a cashless basis at an exercise price of $0.72. The total number of shares issued in connection with the cashless exercise of options was 64,094.